Fees and Expenses - Pear Tree Polaris International Opportunities Fund	Nov. 19, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table and Expenses of International Opportunities Fund
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Ordinary Shares	Institutional Shares		R6 Shares
Management Fees	0.90%	0.90%		0.90%
Distribution (12b-1) Fees	0.25%	None		None
Other Expenses	0.36%	0.40%		0.23%
Total Annual Fund Operating Expenses	1.51%	1.30%		1.13%
Fee Waiver and/or Expense Reimbursement (1)	0.10%	0.31	% (2)(3)	0.17	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.41%	0.99	%(2)(3)	0.96	%(3)

(1)	The Manager has contractually agreed until July 31, 2026 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities Fund would be calculated using an annual rate of 0.80 percent of International Opportunities Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived under that agreement.

(2)

The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2026 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of International Opportunities Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have the right to recoup from International Opportunities Fund amounts that it has waived under that agreement.

(3)	The Manager has contractually agreed until July 31, 2026 to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional Shares and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares, and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively. The aggregate expenses of International Opportunities Fund with respect to Ordinary Shares remain unchanged. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived or reimbursed under that agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in International Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in International Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that International Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver agreement currently in effect expires July 31, 2026; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Ordinary Shares	$143	$467	$814	$1,793
Institutional Shares	$101	$382	$683	$1,541
R6 Shares	$98	$342	$606	$1,359